Note 1. Description of Business (Details)	0 Months Ended									9 Months Ended
	Apr. 03, 2013	Mar. 25, 2013	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 19, 2012	Mar. 02, 2012	Jul. 30, 2010	Jul. 31, 2010	Apr. 30, 2013
Disclosure Text Block [Abstract]
Stock Issued During Period, Shares, Acquisitions (in Shares)	1,500,000	1,000,000	12,644,943	13,181,460	6,456,600
Development Stage Entities, Stock Issued, Shares, Issued for Cash				600,000	59,770	102,000	337,500	37,500,000	25,462,505	23,332